SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Newly adopted accounting pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total cash, cash equivalents, and restricted cash in the statement of cash flows	$ 40,445	$ 39,802	$ 70,014	$ 91,075